General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	CORPORATE INFORMATION:

eToro Group Ltd. (hereinafter - the “Company”) and its subsidiaries (hereinafter - the “Group”) is a multi - asset platform supporting trading and investing in equities, cryptoassets, commodities, currencies and options traded either as an asset or as a derivative related to different underlying asset types. The Group is engaged in one operating segment of trading activity. The Company is the ultimate parent of the Group.

As the Group’s operation is subject to certain restrictions in certain jurisdictions due to local regulations and applicable laws, some or all the products described above are offered under applicable local laws and regulations.

The Company was incorporated under the laws of the British Virgin Islands on December 14, 2006.

The consolidated financial statements were approved by the Company’s Board of Directors on March 2, 2026.

B.	DEFINITIONS:

In these financial statements:

The Company	-	eToro Group Ltd.

The Group	-	The Company and its subsidiaries.

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company.

Related parties	-	As defined in IAS 24.

Dollar	-	U.S. Dollar or USD

Cryptoasset	-	A digital medium of exchange built using blockchain technology. Its creation and transfer are based on an open source cryptographic protocol and is not backed by any central bank or government.

NFT	-	Non-fungible token, a Cryptoasset that has unique attribute- as opposed to “fungible” assets like Bitcoin and dollar bills.